Unique Loan ID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	DBRS Compliance Grade
516387379	3	[3] Initial TIL Missing
[2]   State - Missing Interest rate Lock/Float Disclosure
[2]   State - Missing Consumer Finance Licensee Statement of Loan Disclosure
[2]   State - Missing Choice of Insurance Disclsoure
[2]   State - Missing Non-Refundable Fee Disclosure
[2]   State - Missing Security Protection Provision Statement
[2]   State - Missing Statute of Frauds Statement
[2]   State - Missing Notice Pursuant To ORS 746.201 (Force-Placed Insurance Notice)
[2]   State - Missing Escrow Agent Notice
[2]   Initial GFE Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B
564963999	2	[2] State - Missing Mortgage Broker Dislcosure					B
538050079	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   Initial TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Oral Agreements Notice on the Note
[2]   State - Missing Notice to Consumer
							B
550760442	2	[2] Initial GFE Missing					B
520219404	3	[3] ROR Missing [3] State Late Charge Not Standard [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] Initial GFE Missing	Late charge fee of 6% exceeds the max allowed of 5% for the state Louisiana.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B
546906129	1						A
576907608	2	[2] State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Virginia Insurance Disclosure
[2]   State - Missing signed Notice of Mortgage Broker Fee
[2]   State - Missing Choice of Settlement Agent Disclosure
[2]   State - Missing Appraisal Notice
[2]   Initial GFE Missing
							B
540819325	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $1190.55 which exceeds the $35 tolerance for refinance transactions. It appears a lower Index was used at origination than the 1.165% Index available within the look-back period.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B
574843584	3	[3] TIL Missing
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				NO		TNR Testing Not Required	B
563547641	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					B
555365535	3	[3] TIL Missing
[3]   HUD-1 Incomplete
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial GFE Missing
			Final HUD incomplete due to improper imaging resulting in illegible document.	NO		TNR Testing Not Required	D
569127763	3	[3] State Late Charge Not Standard
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   Credit Score Disclosure Not Present
			Late charge of 5% exceeds the maximum of 2% allowed for the state New York.			Late Charge	C
501524858	3	[3] TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D
571389431	3	[3] TIL Missing
[3]   ROR Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR TIL Deficiency	B
523717100	2	[2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B
520321412	2	[2] State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B
560905615	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					B
503407759	3	[3] Rescission Period under 3 days [3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Manufactured Home Disclosures (RESPA/TILA) Disclosures	Finance charges under disclosed by $457.76 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.
ROR executed by borrowers XX/XX/2003 with expiration of rescission period noted as XX/XX/2003, only providing borrower with 2 day rescission period.
ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

						TILA SOL Expired	B
548573646	2	[2] State - Missing Commitment Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Select Attorney Disclosure					B
594393900	2	[2] State - Missing Affidavit of Borrower Under Residential Mortgage Act					B
558318649	2	[2] Credit Score Disclosure Not Present [2] State - Missing Waiver of Borrower's Rights					B
533452209	3	[3] No tolerance fees increased at closing (Origination Charge)
[3]   No tolerance fees increased at closing (Adjusted Origination Charges)
[3]   No tolerance fees increased at closing (Transfer Taxes)
[3]   GFE2 Reason(s) for interest rate-related revision(s) not documented
[3]   GFE2 Reason(s) for settlement charge revision(s) not documented
[2]   GFE2 Written list of service providers not given to borrower
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   HMDA-reportable rate spread (10/1/09 and later)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
[2]   Federal Higher-Priced Mortgage Loan
Comparison of GFE & HUD fees inaccurate; Homeowner’s Insurance charges from final GFE dated 6/16/2010 reflects $1680 however GFE column of comparison reflects $1600 for Homeowner’s Insurance. Initial deposit for your escrow account from final GFE dated 6/16/2010 reflects $2410 however GFE column of comparison reflects $1990 for Initial deposit for your escrow account. As well as GFE column of comparison does not reflect any charge for Daily interest.
Federal Higher-Priced Mortgage Loan - stated APR of 6.4080% and audited APR of 6.4077% exceed the HPML threshold of 6.25% (1.5% over applicable APOR, 4.75%). Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to federal HPMLs.
GFE2 dated 6/16/2010 reflects an undocumented increase in Origination charges from $1235 to $2200 therefore an undocumented increase in Adjusted Origination charges from $1235 to $2200.
GFE2 dated 6/16/2010 reflects an undocumented increase in Required services you can shop for form $0 to $395. Transfer taxes increased from $530.75 to $542.69.
Initial GFE dated 4/28/2010 is not within 3 days of application XX/XX/2010.
Initial TIL dated 4/28/2010 is not within 3 days of application XX/XX/2010.
No tolerance fees increase: Transfer Taxes increased; most recent binding GFE dated 04/28/2010 disclosed Transfer taxes as $530.75 increased at closing to $542.69.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 04/28/2012; Adjusted Origination disclosed as $1235 increased at closing to $2200.
No tolerance fees increased at closing: Origination charges increased from most recent binding GFE dated 04/28/2010 disclosed Origination charges as $1235 increased at closing to $2200.
					Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	RESPA	B
540565559	3	[3] No tolerance fees increased at closing (Transfer Taxes)
[3]   Increase in 10% tolerance fees exceeds 10%
[3]   GFE2 Reason(s) for interest rate-related revision(s) not documented
[3]   GFE2 Reason(s) for settlement charge revision(s) not documented
[2]   GFE2 Reason(s) for any other revision(s) not documented
[2]   State - Missing Pre-Application Dislcosure
GFE2 dated 05/19/2011 reflects an undocumented increase in Origination charges from $3950 to $4706.83 therefore an undocumented increase in Adjusted Origination charges from $850 to $851.72.
GFE2 dated 08/19/2011 reflects an undocumented change in loan amount from $XXX to $XXX.
GFE2 dated 08/19/2011 reflects an undocumented increase in required services from $425 to $1573, title services and lenders title insurance from $1595 to $1609.80 and transfer fees from $682 to $976.70.
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $2319 and the total collected was $3371.92, resulting in an increase of $1052.92 or 45.40%.
No tolerance fees increase: Transfer Taxes increased; most recent binding GFE dated 07/27/2010 disclosed Transfer taxes as $682.00 increased at closing to $968.10.
						RESPA	B
564352303	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					B
510485840	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
							B
577635983	2	[2] Credit Score Disclosure Not Present [2] State - Missing Authorization to Complete Blank Spaces [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B
549489934	3	[3] Finance Charge underdisclosed >$35 for Refinance
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Cover Page / Social Security Disclosure
[2]   Credit Score Disclosure Not Present
Finance charges under disclosed by $1875.72 which exceeds the $35 tolerance for refinance transactions. Under disclosure is due to Lender's consideration of the MI refund of the previous FHA loan.
ROR executed by borrowers XX/XX/2009 with expiration of rescission period noted as XX/XX/2009. HUD reflects a funding date of XX/XX/2009, prior to the rescission period expiration date, and 5 days of interest was collected which coincides with a XX/XX/2009 funding date.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

						TILA SOL Expired	B
567405570	2	[2] State - Missing Interim Interest Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Loan Modification Disclosure [2] Initial TIL Missing					B
500732552	2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing					B
549026433	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application [2] Initial GFE Missing	Finance charges under disclosed by $233.13 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B
557579741	3	[3] State Late Charge Not Standard
[2]   Affiliated Business Doc Missing
[2]   State - Missing Agency to Receive Borrower Complaints
[2]   State - Missing Balloon Addendum to Note and Rider to Mortgage (Right to refinance disclosure)
[2]   State - Missing Manufactured Home Disclosures (RESPA/TILA) Disclosures
[2]   Initial TIL Missing
[2]   Initial GFE Date not within 3 days of Initial Application Date
			Late charge fee of 10% exceeds the max allowed of 5% for the state of South Carolina.			Late Charge	C
552912874	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Agreement
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
							B
572531472	3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Agreement
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment
ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.	ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.

						TILA SOL Expired	B
535442003	2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing					B
520193772	3	[3] TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Authorization to Complete Blank Spaces
[2]   State - Missing Application Disclosure / Advance Fee Agreement
[2]   State - Missing Appraisal Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D
546413987	2	[2] State - Missing Appraisal Notice					B
529667767	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A
532296438	3	[3] HUD-1 Estimated
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Waiver of Title Insurance Disclosure
[2]   Initial TIL Missing
[2]   Initial GFE Date not within 3 days of Initial Application Date
			HUD in file is a signed estimated copy.	YES		TR Indeterminable	D
544599587	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
							B
519473711	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B
556520075	2	[2] Affiliated Business Doc Missing
[2]   State - Missing Interest rate Lock/Float Disclosure
[2]   State - Missing Consumer Finance Licensee Statement of Loan Disclosure
[2]   State - Missing Choice of Insurance Disclsoure
[2]   State - Missing Non-Refundable Fee Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Security Protection Provision Statement
[2]   State - Missing Statute of Frauds Statement
[2]   State - Missing Notice Pursuant To ORS 746.201 (Force-Placed Insurance Notice)
[2]   State - Missing Escrow Agent Notice
							B
518521823	2	[2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Stated Income Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B
599648875	2	[2] Affiliated Business Doc Missing [2] State - Missing Mortgage Consumer Disclosure					B
564634817	3	[3] TIL Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Tangible Net Benefit Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				NO		TNR Testing Not Required	D
587387728	3	[3] TIL Missing
[3]   HUD-1 Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Disclosure
[2]   State - Missing Commitment Disclosure
[2]   State - Missing Waiver of Borrower's Rights
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				NO		TNR Testing Not Required	D
583840061	3	[3] TIL Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Commitment Letter
[2]   State - Missing Consumer Disclosure Statement
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Adjustable Rate Loan Without Prepayment Penalty
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
[2]   State - Missing Tax Escrow Notice / Election of Property Tax Payment Method
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				NO		TNR Testing Not Required	D
526370883	3	[3] TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest rate Lock/Float Disclosure
[2]   State - Missing Choice of Insurance Disclsoure
[2]   State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note
[2]   State - Missing Escrow Agent Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D
583729896	2	[2] Affiliated Business Doc Missing
[2]   State - Missing Attorney Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Initial Tax Authorization Notice
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B
542079978	2	[2] Credit Score Disclosure Not Present [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing					B
560714632	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] Initial GFE Missing [2] Initial TIL Missing					B
505486112	2	[2] State - Missing Lock In Agreement [2] Initial TIL Missing					B
566294710	2	[2] State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing FHA/VA Allowed / Disallowed Borrower Paid Charges Disclosure
							B
594529666	2	[2] Initial GFE Missing					B
559557116	2	[2] Initial GFE Missing					B
521046078	3	[3] TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D
580517131	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing	Finance charges under disclosed by $452.71 which exceeds the $35 tolerance for refinance transactions. Closing instructions indicate the Index used was 4.4317%. The lowest Index available within the look-back period is 4.432%.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B
595117986	2	[2] State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B
556554048	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Broker Agreement
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
[2]   Initial TIL Missing
			Finance charges under disclosed by $353.21 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B
575500394	2	[2] State - Missing Borrower's Bill of Rights [2] State - Missing Rate Lock [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B
594886863	3	[3] TIL Missing [3] ROR Missing [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR TIL Deficiency	B
538832923	2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Disclosure and Acknowledgment of Involvement and Fees Earned by Mortgage Broker					B
513211078	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Domestic Partnership Affidavit
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B
577314806	3	[3] TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Credit Agreeement/Rate Lock
[2]   State - Missing Refinance Dislcosure
[2]   State - Missing Right to Choose Insurance Provider
[2]   State - Missing Tangible Net Benefit Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D
562756889	3	[3] ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
[2]   Initial TIL Missing
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B
562943281	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Notice					B
520135693	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial TIL Missing					B
509141803	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					B
569103897	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Purchaser-Mortgagor [2] Initial GFE Missing [2] Initial TIL Missing					B
505856762	3	[3] TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D
578203751	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A
559023323	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					B
568023687	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Fee Disclosure					B
523591575	3	[3] TIL Incomplete
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
			Final TIL incomplete due to missing borrower's signature.	TESTED		TR Tested	B
575629454	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B
578107299	3	[3] TIL Missing [3] HUD-1 Incomplete	The HUD is missing the top part of the document.	NO		TNR Testing Not Required	D
560483724	2	[2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms					B
540831780	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Notice of Material Change of Mortgage Loan Terms					B
565573220	2	[2] State - Missing Affidavit of Compliance / Smoke Alarm					B
534850089	3	[3] TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Dual Status / Dual Capacity Disclosure
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D
540537275	2	[2] State - Missing Anti-Coercion Notice					B
551118015	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing					B
504566595	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Agreement
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B
500835887	3	[3] TIL Missing [3] ROR Missing [3] Note Missing [3] HUD-1 Missing [2] State - Missing Anti-Coercion Notice [2] Initial GFE Missing [2] Initial TIL Missing		NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TNR Testing Not Required	D
572701804	3	[3] HUD-1 Incomplete
[3]   State High Cost Points and Fees
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
HUD incomplete due to not being executed by borrower or stamped by settlement agent.
State high cost loan.  Total points and fees ($XXX) exceeds GA high cost points and fees threshold of $XXX (5% of total loan amount) by $XXX.  Discount points included in calculation.  While GA permits exclusion of up to 2 bona fide discount points, we do not have sufficient evidence to determine if discount points meets the definition of bona fide discount points under the GAFLA.  Non-compliant high cost loan
YES	GA High Cost - Statute of limitations is one year, except that it can be used as a defense to "an attempt to collect the debt":(3) Must be brought within one year from the date of the occurrence of the violation; provided, however, a borrower shall not be barred from asserting a violation of Code Section 7-6A-5 in an action to collect the debt which was brought more than one year from the date of the occurrence of such a violation as a matter of defense by recoupment or setoff in such action except as otherwise provided by law.

						HC High Cost	C
551731081	3	[3] State Late Charge Not Standard
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Home Equity Loan Disclosure
[2]   Initial GFE Missing
[2]   Credit Score Disclosure Not Present
			Late charge fee of 10% exceeds the max allowed of 6% for the state California.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B
586495159	3	[3] ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing signed Notice of Mortgage Broker Fee
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B
554399881	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
							B
564692061	3	[3] Federal Higher-Priced Mortgage Loan
[3]   CA Higher-Priced Mortgage Loan
[2]   HMDA-reportable rate spread (10/1/09 and later)
[1]   HUD QM APR Test - APR below HUD QM APR Threshold: Safe Harbor
[1]   QM Loan - HUD QM Rule (Conditional)
[1]   TILA Designation: Safe Harbor QM - HUD QM Rule (Conditional - Proof of Insurance required)
CA Higher-Priced Mortgage Loan - stated APR of 6.364% and audited APR 6.2849% exceeds the HPML threshold of 5.75% (1.5% over applicable APOR, 4.25%). Loan appears to comply with provisions applicable to CA HPMLs.
Federal Higher-Priced Mortgage Loan - stated APR of 6.364% and audited APR 6.2849% exceeds the HPML threshold of 5.75% (1.5% over applicable APOR, 4.25%). Loan appears to comply with provisions applicable to fed HPMLs.
Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

The provisions of this division shall not impose liability on an assignee that is a holder in due course. A person who fails to comply with the provisions of this division is civilly liable to the consumer in an amount equal to any actual damages suffered by the consumer, plus attorneys fees and costs. For a willful and knowing violation of this division, the person shall be liable to the consumer in the amount of fifteen thousand dollars ($15,000) or the consumers actual damages, whichever is greater, plus attorneys fees and costs. A court may also award punitive damages if it finds they are warranted. In addition, any person who willfully and knowingly violates any provision of this division shall be liable for a civil penalty of not more than twenty-five thousand dollars ($25,000) for each violation which shall be assessed and recovered in a civil action brought in the name of the people of the State of California by the licensing agency in any court of competent jurisdiction. The agency that brings the suit may also be entitled to recover costs.

						State HPML - Compliant	B
544654284	2	[2] Affiliated Business Doc Missing
[2]   State - Missing Loan Application Supplemental Disclosure
[2]   State - Missing Mortgage Loan Rate Lock Commitment
[2]   State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations
[2]   Initial TIL Missing
							B
585503847	1						A
598598224	3	[3] APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
APR under disclosed by .2494 which exceeds the .125 tolerance.
Finance charges under disclosed by $890.00  which exceeds the $100.00 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

						TILA SOL Expired	B
529388540	3	[3] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[3]   Initial TIL Missing
[3]   Federal Higher-Priced Mortgage Loan
[2]   HMDA-reportable rate spread (10/1/09 and later)
[1]   HUD QM APR Test - APR below HUD QM APR Threshold: Safe Harbor
[1]   QM Loan - HUD QM Rule
[1]   TILA Designation: Safe Harbor QM - HUD QM Rule
Federal Higher-Priced Mortgage Loan - stated APR of 6.298% and audited APR of 6.2805% exceeds the HPML threshold of 5.75% (1.5% over applicable APOR, 4.25%). Loan appears to comply with provisions applicable to federal HPMLs.
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

						FHPML - Compliant	B
567024245	3	[3] HUD-1 Incomplete
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Commitment Letter
[2]   Initial GFE Missing
[2]   Initial TIL Missing
			Final HUD incomplete due to not being signed by the borrower as bottom of pages are cut off, fees were tested using most conservative method possible.	YES		TR HUD Deficiency	D
574367949	2	[2] State - Missing Mortgage Banker Disclosure
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
							B
581777360	2	[2] State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
							B
572415667	3	[3] ROR Missing
[3]   HUD-1 Missing
[3]   TIL Missing
[2]   Initial GFE Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Automated Valuation Model Notice
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Condominium Earthquake Insurance Disclosure
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Loan Modification Disclosure
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Home Equity Loan Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D
504488079	2	[2] Initial GFE Date not within 3 days of Initial Application Date					B
597612049	3	[3] TIL Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				NO		TNR Testing Not Required	D
521908537	2	[2] Affiliated Business Doc Missing					B
552915862	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing	Potential violation of TX50a6. HUD not in file, unable to determine if subject to TX50a6.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D
507115867	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
							B
529361831	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing					B
513942208	3	[3] TIL Missing
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial GFE Missing
				NO		TNR Testing Not Required	B
507337885	3	[3] Initial GFE Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Attorney Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Application Disclosure
[2]   HMDA-reportable rate spread (10/1/09 and later)
			File does not contain any GFEs for review.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	RESPA	B
518875699	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B
590311839	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Rate Lock					B
505268346	3	[3] TIL Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Lock In Agreement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				NO		TNR Testing Not Required	D
520470556	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing					B
587245009	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Rate Lock
							B
514453442	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D
563033948	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					B
519488272	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable (UAL State)	D
587924138	3	[3] TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D
534153814	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A
595720574	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   Initial GFE Missing
							B
530187687	3	[3] HUD-1 Estimated	HUD in file is a Stamped CTC estimated copy.	NO		TNR Testing Not Required	D
561642080	3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure Statement [2] Initial GFE Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B
576262168	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					B
564560504	3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure Statement [2] Initial GFE Missing [2] Initial TIL Missing		NO		TNR Testing Not Required	D
553592218	3	[3] TIL Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Purchase Money Borrower Notification Dislcosure
[2]   State - Missing Broker Application Disclsoure
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Rate Lock Disclosure
[2]   State - Missing Prepayment penalty disclosure
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
[2]   State - Missing Notice of Right to Cancel Private Mortgage Insurance
[2]   Initial TIL Missing
				NO		TNR Testing Not Required	D
568238356	3	[3] ROR Missing
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Prepayment penalty disclosure
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
[2]   Initial GFE Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B
540162142	3	[3] TIL Missing
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   State - Missing or Incomplete Variable Rate Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				NO		TNR Testing Not Required	B
596182324	3	[3] Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements. [2] Initial GFE Missing			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B
586290034	1	[1] Notice of Right of Rescission provided on loan not subject to rescission					A
522073935	3	[3] Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Attorney Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Application Disclosure
[2]   Initial TIL Date not within 3 days of Initial Application Date
			Finance charges under disclosed by $787.13 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B